Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share
Partnership's Net Income	$ 17,339	$ 66,854	$ 60,050
Less:
Net Income attributable to preferred unitholders	6,750	6,750	3,019
Net Income attributable to subordinated unitholders	1,208	25,323	24,028
General Partner's interest in Net Income	79	129	125
Net income attributable to common unitholders	$ 9,302	$ 34,652	$ 32,878
Weighted average number of common units outstanding, basic and diluted	34,545,740	20,505,000	20,505,000
Earnings per common unit, basic and diluted	$ 0.27	$ 1.69	$ 1.6